OTHER ASSETS (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of types of insurance contracts [line items]
Interest rate swap agreements	$ 2,139	$ 0
Prepaid software licensing	1,402	1,172
Deposits	272	214
Other	72	26
Other non-current assets	6,998	3,380
Corporate-owned Life Insurance Held in Trust
Disclosure of types of insurance contracts [line items]
Life insurance	2,738	1,629
Officer's Life Insurance
Disclosure of types of insurance contracts [line items]
Life insurance	$ 375	$ 339